Financial Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012 item
Concentration of Risk
Cash, cash equivalents and short-term investments	2,166,538	1,868,239
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to general reserve fund	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund	50.00%
Accounts receivable denominated in RMB	259,764	193,381
Current liabilities denominated in RMB	392,657	328,106
Percentage of consolidated net assets that restricted net assets did not exceed	25.00%
Exposure to credit loss | Cash, cash equivalents and short-term investments | China
Concentration of Risk
Cash, cash equivalents and short-term investments	2,092,300	1,844,500
Maximum term of original maturity of time deposits	12 months
Currency concentration risk | Cash, cash equivalents and short-term investments | RMB
Concentration of Risk
Cash, cash equivalents and short-term investments	576,600	377,700
Percentage of benchmark derived from specified source	26.60%	20.20%
Currency concentration risk | Consolidated net accounts receivables benchmark | RMB
Concentration of Risk
Accounts receivable denominated in RMB	258,100	191,100
Currency concentration risk | Current liabilities | RMB
Concentration of Risk
Percentage of benchmark derived from specified source	90.00%	74.00%
Current liabilities denominated in RMB	352,000	241,300
Advertising segment | Customer concentration risk | Consolidated net revenues benchmark | Customer
Concentration of Risk
Number of customers accounted for more than 10%	1	1	0
Advertising segment | Customer concentration risk | Consolidated net accounts receivables benchmark | Customer
Concentration of Risk
Number of customers accounted for more than 10%	1	1